Inventories (Details) - Schedule of Inventories - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Raw materials and consumables	$ 162,003	$ 100,780
Total current inventories	$ 162,003	$ 100,780	$ 49,736